Property, Plant and Equipment - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 198,000,000	£ 194,000,000	£ 223,000,000
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	0	0
Property, plant and equipment	£ 14,000,000	£ 14,000,000
Freehold buildings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	50 years
Long lease [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	50 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	shorter of life of lease and 10 years
Plant [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	20 years
Plant [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	P3Y
Office furniture, fixtures and fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	10 years
Office furniture, fixtures and fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	P5Y
Computer systems, communication networks and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	7 years
Computer systems, communication networks and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment estimated useful lives	P3Y